LONGTERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Equity investments without readily determinable fair value	215,677	169,171	26,547
Equity method investments	5,749	—	—
Long-term time deposits	—	50,000	7,846
Total Long-term Investments	221,426	219,171	34,393

Schedule of total carrying value of equity investments without readily determinable fair value

The total carrying value of equity investments without readily determinable fair value as of December 31, 2020 and 2021 were as follows:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Initial cost basis	140,053	57,241	8,982
Cumulative unrealized gains	75,624	116,930	18,349
Cumulative unrealized losses (including impairment)	—	(5,000)	(784)
Total carrying value	215,677	169,171	26,547

During the years ended December 31, 2020 and 2021, certain equity investments were remeasured based on observable price changes in orderly transactions for an identical or similar investment of the same issuer and the aggregate carrying amount of these investments was RMB110,677 and RMB86,977 (US$13,649) as of December 31, 2020 and 2021, respectively.

Total unrealized and realized gains and losses of equity securities without readily determinable fair values for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Gross unrealized gains	14,155	18,687	58,643	9,202
Gross unrealized losses (including impairment) (1)	—	—	(5,000)	(784)
Net unrealized gains on equity securities held	14,155	18,687	53,643	8,418
Net realized gains on equity securities sold	—	5,658	247,145	38,782

Total net gains recognized	14,155	24,345	300,788	47,200

(1)	Nil gross unrealized losses (downward adjustments excluding impairment) were recognized for the years ended December 31, 2019, 2020 and 2021. In 2021, the Company believed that there was a decline in value that was other-than-temporary and recorded a full impairment of RMB5,000 (US$784) in “Other expense” in the consolidated statements of comprehensive (loss) income. Impairment losses of nil, nil and RMB5,000 (US$784) were recognized for the years ended December 31, 2019, 2020 and 2021, respectively.